Investments - Measurement Alternative Adjustments (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Equity Securities without Readily Determinable Fair Value [Roll Forward]
Carrying amount, beginning of period	$ 88
Additions, net of sales	119
Gross unrealized gains on equity investments	91
Gross unrealized losses on equity investments and impairments	(5)
Carrying amount, end of period	$ 293